Information by business segment	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Information by business segment

2	Information by business segment

Business segment definition

The Company’s Chief Executive Officer has been identified as the chief operating decision maker (“CODM”) since the role encompasses authority over resource allocation decisions and performance assessment, mainly analyzing performance from the production obtained in the operations. The Company has identified two operating segments:

• Mining: consists of six long-life polymetallic mines, three located in the Central Andes of Peru and three located in Brazil (two in the state of Minas Gerais and one in the state of Mato Grosso). In addition to zinc, the Company produces substantial amounts of copper, lead, silver, and gold as by-products, which reduce the overall cost to produce mined zinc.

• Smelting: consists of three operating units, one located in Cajamarquilla in Peru and two located in the state of Minas Gerais in Brazil. The facilities recover and produce metallic zinc (SHG zinc and zinc alloys), zinc oxide and by-products, such as sulfuric acid.

Accounting policy

Segment performance is assessed based on Adjusted EBITDA, since net financial results, comprising financial income and expenses and other financial items, and income tax are managed at the corporate level and are not allocated to operating segments.

The Company defines Adjusted EBITDA as follows: net income (loss) for the year, adjusted by (i) share in the results of associates, depreciation and amortization, net financial results and income tax; (ii) non-cash events and non-cash gains or losses that do not specifically reflect its operational performance for the specific period, such as: gain (loss) on sale of investments; impairment and impairment reversals; gain (loss) on sale of long-lived assets; write-offs of long-lived assets; remeasurement in estimates of asset retirement obligations; and dams obligations; and (iii) pre-operating and ramp-up expenses incurred during the commissioning and ramp-up phases of greenfield projects. In addition, management may adjust the effect of certain types of transactions that in its judgments are (i) events that are non-recurring, unusual or infrequent, and (ii) other specific events that, by their nature and scope, do not reflect Nexa’s operational performance for the period.

The adjusted EBITDA is derived from internal information prepared in accordance with the International Financial Reporting Standards (“IFRS Accounting Standards”) and based on accounting measurements and management reclassifications between income statement lines items, which are reconciled to the consolidated financial statements in the column “Adjustments”, as shown in the tables below. These adjustments include reclassifications of certain overhead costs and revenues from “Other income and expenses, net” to “Net Revenues, Cost of sales and/or Selling”, “general and administrative expenses”.

The Company uses customary market terms for intersegment sales. The Company’s corporate headquarters expenses are allocated to the operating segments to the extent they are included in the measures of performance used by the CODM.

The presentation of segments results and reconciliation to income before income tax in the consolidated income statement is as follows:

					2023
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,090,276	1,946,661	(468,250)	4,546	2,573,233
Cost of sales	(1,028,281)	(1,726,568)	468,250	9,842	(2,276,757)
Gross profit	61,995	220,093	-	14,388	296,476

Selling, general and administrative	(61,903)	(61,233)	-	(3,812)	(126,948)
Mineral exploration and project evaluation	(90,297)	(9,369)	-	-	(99,666)
Impairment loss of long-lived assets	(109,347)	(5,296)	-	-	(114,643)
Other income and expenses, net	(67,876)	(26,412)	-	(16,296)	(110,584)
Operating (loss) income	(267,428)	117,783	-	(5,720)	(155,365)

Depreciation and amortization	219,957	77,585	-	851	298,393
Miscellaneous adjustments	196,529	51,599	-	-	248,128
Adjusted EBITDA	149,058	246,967	-	(4,869)	391,156
Changes in fair value of offtake agreement (i)					2,268
Impairment loss of long-lived assets - note 31					(114,643)
Ramp-up expenses of greenfield projects (Aripuanã) (ii)					(15,494)
Loss on sale of property, plant and equipment					(3,734)
Remeasurement in estimates of asset retirement obligations					3,125
Remeasurement adjustment of streaming agreement (iii)					(10,121)
Energy forward contracts – Change in fair value (iv)					(15,663)
Tax voluntary disclosure – VAT discussions (v)					(86,906)
Dams obligations (vi)					(6,960)
Miscellaneous adjustments					(248,128)
Depreciation and amortization					(298,393)
Share in result of associates					23,536
Net financial results					(161,641)
Loss before income tax					(293,470)

					2022
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,248,027	2,466,967	(683,583)	2,579	3,033,990
Cost of sales	(905,241)	(2,190,903)	683,583	17,381	(2,395,180)
Gross profit	342,786	276,064	-	19,960	638,810

Selling, general and administrative	(64,444)	(60,435)	-	(20,664)	(145,543)
Mineral exploration and project evaluation	(88,947)	(9,915)	-	-	(98,862)
Impairment loss of long-lived assets	(32,276)	(236)	-	-	(32,512)
Other income and expenses, net	(32,787)	43,049	-	(12,936)	(2,674)
Operating (loss) income	124,332	248,527	-	(13,640)	359,219
					-
Depreciation and amortization	204,514	78,727	-	7,696	290,937
Miscellaneous adjustments	110,993	(825)	-	-	110,168
Adjusted EBITDA	439,839	326,429	-	(5,944)	760,324
Changes in fair value of offtake agreement (i)					24,267
Impairment loss of long-lived assets - note 31					(32,512)
Ramp-up expenses of greenfield projects (Aripuanã) (ii)					(87,540)
Impairment of other assets					(9,302)
Loss on sale of property, plant and equipment					(698)
Remeasurement in estimates of asset retirement obligations					6,182
Remeasurement adjustment of streaming agreement (iii)					(10,565)
Miscellaneous adjustments					(110,168)
Depreciation and amortization					(290,937)
Share in result of associates					1,885
Net financial results					(133,727)
Income before income tax					227,377

					2021
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,165,584	2,021,787	(636,212)	70,951	2,622,110
Cost of sales	(726,653)	(1,842,704)	636,212	(55,874)	(1,989,019)
Gross profit	438,931	179,083	-	15,077	633,091

Selling, general and administrative	(64,739)	(51,635)	-	(17,429)	(133,803)
Mineral exploration and project evaluation	(75,550)	(9,493)	-	-	(85,043)
Other income and expenses, net	(32,286)	70,874	-	(6,640)	31,948
Operating (loss) income	266,356	188,829	-	(8,992)	446,193

Depreciation and amortization	174,891	78,861	-	4,959	258,711
Miscellaneous adjustments	35,697	3,234	-	-	38,931
EBITDA	476,944	270,924	-	(4,033)	743,835
Aripuanã's pre-operating expenses (ii)					(8,753)
Loss on property, plant and equipment					(4,891)
Remeasurement in estimates of asset retirement obligations					(6,371)
Remeasurement adjustment of streaming agreement (iii)					(19,580)
Other adjustments					664
Miscellaneous adjustments					(38,931)
Depreciation and amortization					(258,711)
Net financial results					(136,902)
Income before income tax					309,291

(i) This amount represents the change in the fair value of the offtake agreement described in note 16, which is being measured at Fair value through profit and loss (“FVTPL”). This change in the fair value is a non-cash item and has not been considered in the Company’s Adjusted EBITDA calculation.

(ii) Excludes the impact of commissioning, pre-operating, and ramp-up expenses of greenfield projects. For the year 2023, corresponds to the effects of idle capacity costs of the Aripuanã of USD 55,615 and excludes the net reversal of the net realizable value provision of Aripuanã’s inventory of USD 40,121 (excluding the depreciation portion).

(iii) Annual remeasurement adjustment of the Company’s silver streaming revenues given the changes in long-term prices and in the mine plan for the Cerro Lindo mining unit.

(iv) The fair value adjustment of the energy surplus resulting from electric energy purchase contracts of NEXA’s subsidiary, Pollarix. This adjustment to EBITDA, has the objective to exclude from the current year´s performance the remeasurement effects of energy contracts without cash impact for the specific period.

(v) Impact of accruals related to VAT’s discussions disclosed in note 9 (iv). These liabilities are not directly related to Nexa´s operations and performance and are excluded from EBITDA.

(vi) The impact of the provisions related to dams obligations in Brazil was excluded in Company’s Adjusted EBITDA calculation. This adjustment was made considering these industrial waste containment structures have been closed for more than 20 years, even before they were acquired by Nexa as disclosed in note 27 (a). As such, they have never contributed to Nexa’s operational performance.